Earnings (Loss) Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 98,198	$ 106,839	$ (14,307)	$ 12,447	$ 205,037	$ (1,860)
Weighted average number of common shares – basic (in shares)	33,727,978		33,623,800		33,698,972	33,604,397
Dilutive effect of stock-based awards (in shares)	250,752		0		263,539	0
Weighted average number of common shares – diluted (in shares)	33,978,730		33,623,800		33,962,511	33,604,397
Earnings (loss) per common share:
– Basic (usd per share)	$ 2.91		$ (0.43)		$ 6.08	$ (0.06)
– Diluted (usd per share)	$ 2.89		$ (0.43)		$ 6.04	$ (0.06)